Capital Structure, Financial Risk and Related Items - Fair Value Measurement - Other Investments (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Collaboration Agreements
Other investments	kr 228	kr 134
Marketable securities | Net Book value
Collaboration Agreements
Fair value at beginning of period	13,268
Fair value at end of period	11,243	13,268
Other investments
Collaboration Agreements
Transfer to Level 1	0	0
Transfer to level 3	0	0
Other investments | Net Book value
Collaboration Agreements
Fair value at beginning of period	134
Fair value at end of period	228	134
Level 1 | Marketable securities | Net Book value
Collaboration Agreements
Fair value at beginning of period	13,268
Fair value at end of period	11,243	13,268
Level 1 | Other investments | Net Book value
Collaboration Agreements
Fair value at beginning of period	47
Fair value at end of period	38	47
Level 2 | Other investments | Net Book value
Collaboration Agreements
Fair value at end of period	14
Level 3 | Other investments | Net Book value
Collaboration Agreements
Fair value at beginning of period	87	66
Acquisitions	42	30
Fair value changes	43	(9)
Foreign currency changes	4
Fair value at end of period	kr 176	kr 87